Secured Borrowings (Schedule Of Secured Borrowings Balance, Net Of Unamortized Debt Discounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	$ 2,254,705	$ 2,052,412
Weighted average interest rate	4.91%	5.18%
Class G One Notes [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	575,326	639,281
Weighted average interest rate	3.63%	3.85%
Maturity Date	Nov. 01, 2033
Nord LB Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	440,456	490,717
Weighted average interest rate	4.15%	4.14%
Maturity Date	Nov. 01, 2018
CBA Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	159,802	268,625
Weighted average interest rate	4.91%	5.18%
CBA Facility [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Sep. 01, 2014
CBA Facility [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Oct. 01, 2020
Term Loan [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	465,103	377,646
Weighted average interest rate	4.50%	5.75%
Maturity Date	Aug. 01, 2019
Fly Acquisition II [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	126,766
Weighted average interest rate	4.16%
Maturity Date	Jul. 01, 2018
Other Aircraft Secured Borrowings [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	$ 487,252	$ 276,143
Weighted average interest rate	4.71%	5.54%
Other Aircraft Secured Borrowings [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Aug. 01, 2014
Other Aircraft Secured Borrowings [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Sep. 01, 2025